Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Convertible Preferred Stock Financing

The following table presents the shares authorized and issued and outstanding as of the December 31, 2013 and 2014:

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value(1)	Liquidation Preference
Series A	4,177,390	1,257,838	$1.21	$1,448	$1,525
Series A	—	830,866	0.9093	756	1,007
Series A-1	7,847,028	3,675,129	0.8748	3,128	3,215
Series A-1	—	171,228	0.6998	120	150
Series B	10,298,658	5,149,330	1.942	9,896	10,000
Series C	8,851,871	4,425,939	6.4748	28,564	28,658
Common stock, $0.001 par value	62,000,000	6,674,757

Balance as of December 31, 2013	93,174,947	22,185,087		$43,912	$44,555

Converted	(31,174,947)	(15,510,330)
Preferred stock as of December 31, 2014	10,000,000	—
Common stock, $0.001 par value as of December 31, 2014	200,000,000	29,837,892

(1)	Amounts are net of issuance costs.